BORROWINGS (Details) - USD ($)	Aug. 07, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 22,455,000,000	$ 22,399,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		1,575,000,000
Borrowings		$ 253,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Brookfield Credit Agreements | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%
Brookfield Credit Agreements | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%
Entering into additional commitments and borrowings | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,075,000,000
Credit facility, increase in maximum borrowing capacity	$ 500,000,000